Shareholder Report, Holdings (Details) - Class I	Jun. 30, 2024
Financials_[Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
U.S. Government & Agency Obligation [Members]
Holdings [Line Items]
Percent of Total Investments	1.90%
Municipal Bonds [Members]
Holdings [Line Items]
Percent of Total Investments	1.50%
Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%